MANAGEMENT ASSERTIONS ON THE 2 COURT CASES REGARDING CONVERTIBLE PROMISSORY NOTES OF PREDECESSOR	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
MANAGEMENT ASSERTIONS ON THE 2 COURT CASES REGARDING CONVERTIBLE PROMISSORY NOTES OF PREDECESSOR
NOTE 11 - Management Assertions on the 2 court cases regarding Convertible Promissory Notes of Predecessor

➢
Mammoth West Corporation [case# 17 CH 778, 19th Circuit Court of Lake County, IL] and Southridge Partners II Limited Partnership [case# 3:17-cv-01925, Connecticut] each filed a civil complaint about its convertible promissory note (each referred to as a “Note”).

➢
In each instance, the Note was issued not by the Company, but by the Company’s predecessor issuer, SND Auto Company Inc. (which predecessor issuer had changed its name before changing it back to SND Auto Group, Inc.). The Note was issued by SND Auto Company Inc., on June 13, 2016 and on July 18, 2016, respectively, for money paid to SND Auto Company Inc., at a time in which SND Auto Company Inc. was the public Company, operating in the automobile industry. However, on March 14, 2017, SND Auto Company Inc. formed the Company and engaged in a holding Company reorganization whereby the Company became the public entity while SND Auto Company Inc., became its subsidiary. The holding Company reorganization was an express condition of First Capital Venture Holdings Co., which is the parent Company to Diamond CBD, Inc. being acquired by the Company and thereby entering the CBD oil business. The acquisition would not have occurred without the holding Company reorganization. Following this acquisition and the holding Company reorganization, and following the Company becoming the public entity, the stock price increased significantly. In other words, the CBD oil company stock price (the Company, i.e., PotNetwork Holdings, Inc.) was much greater than the stock price of the automobile Company (SND Auto Company Inc.).

➢
The plaintiff invested in an automobile Company, not in the CBD oil business. Yet, plaintiff wants to convert its Note issued by the automobile company into shares of the CBD oil Company, which was not the maker of the Note.

➢
As of December 31, 2017, SND Auto Company Inc., not the Company, owed Mammoth West Corporation $7,280 and Southridge Partners II Limited Partnership $26,000, on the Notes, which obligations were never disputed by SND Auto Company Inc. (which SND Auto Group, Inc. agreed to pay each, in full).

➢
The Company has maintained that these were not debts of the Company, and the holding Company reorganization was engaged in to assure as much, not to avoid payment, but instead, to isolate this debt from the new CBD oil business, SND Auto Company Inc. being a separate and distinct legal entity with its own assets and debts.

➢	However, on February 7, 2018, the Company and its predecessor issuer, SND Auto Company Inc., unwound the March 14, 2017 holding Company reorganization.

➢
Because of that unwinding, Company’s counsel agrees that the Company, the public entity, became liable for this SND Auto Group, Inc. Notes, but only as of the February 7, 2018 rewinding, not prior thereto.

➢	So, at this point, the dispute between the parties surrounds the conversion price.

➢	In each case, the terms of the Note entitle the plaintiff, as holder, to convert into shares of the maker’s common stock.

➢	On March 28, 2017 and on April 24, 2017, the conversion notice in each case was issued, not to SND Auto Group, Inc., the maker, but to the Company, for shares of the Company’s common stock.

➢	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.

➢
Instead, however, the plaintiff has throughout, sought to convert into shares of the Company, at a fraction of a penny per share, or approximately 2,700,000 shares in each instance (as opposed to approximately 56,000 shares in each instance), of the Company
, based on
SND Auto Group, Inc.
’s share price, when SND Auto Group, Inc. was the public Company, and prior to the Company even being in existence, let alone being public.

➢
It is the Company’s position that the Company only became obligated for the Note (which is the obligation of the maker, SND Auto Group, Inc.), upon the unwinding of the reorganization, or as of February 7, 2018, when the Company’s stock price was considerably higher (and therefore obligated to issue far fewer shares in satisfaction of the conversion notice) than it was prior to the holding Company reorganization and the acquisition of First Capital Venture Holdings Co.

➢	The Company intends to vigorously defend against this claim. The Company is confident in its position.

➢
Mammoth West Corporation [case# 17 CH 778, 19th Circuit Court of Lake County, IL] and Southridge Partners II Limited Partnership [case# 3:17-cv-01925, Connecticut] each filed a civil complaint about its convertible promissory note (each referred to as a Note ).

➢
In each instance, the Note was issued not by the Company, but by the Company’s predecessor issuer, SND Auto Company Inc. (which predecessor issuer had changed its name before changing it back to SND Auto Group, Inc.). The Note was issued by SND Auto Company Inc., on June 13, 2016 and on July 18, 2016, respectively, for money paid to SND Auto Company Inc., at a time in which SND Auto Company Inc. was the public company, operating in the automobile industry. However, on March 14, 2017, SND Auto Company Inc. formed the Company and engaged in a holding Company reorganization whereby the Company became the public entity while SND Auto Company Inc., became its subsidiary. The holding Company reorganization was an express condition of First Capital Venture Holdings Co., which is the parent company to Diamond CBD, Inc. being acquired by the Company and thereby entering the CBD oil business. The acquisition would not have occurred without the holding Company reorganization. Following this acquisition and the holding Company reorganization, and following the Company becoming the public entity, the stock price increased significantly. In other words, the CBD oil company stock price (the Company, i.e., PotNetwork Holdings, Inc.) was much greater than the stock price of the automobile company (SND Auto Company Inc.).

➢
The plaintiff invested in an automobile company, not in the CBD oil business. Yet, plaintiff wants to convert its Note issued by the automobile company into shares of the CBD oil Company, which was not the maker of the Note.

➢
As of December 31, 2017, SND Auto Company Inc., not the Company, owed Mammoth West Corporation $7,280 and Southridge Partners II Limited Partnership $26,000, on the Notes, which obligations were never disputed by SND Auto Company Inc. (which SND Auto Group, Inc. agreed to pay each, in full).

➢
The Company has maintained that these were not debts of the Company, and the holding Company reorganization was engaged in to assure as much, not to avoid payment, but instead, to isolate this debt from the new CBD oil business, SND Auto Company Inc. being a separate and distinct legal entity with its own assets and debts.

➢	However, on February 7, 2018, the Company and its predecessor issuer, SND Auto Company Inc., unwound the March 14, 2017 holding Company reorganization.

➢
Because of that unwinding, Company’s counsel agrees that the Company, the public entity, became liable for this SND Auto Group, Inc. Notes, but only as of the February 7, 2018 rewinding, not prior thereto.

➢	So, at this point, the dispute between the parties surrounds the conversion price.

➢	In each case, the terms of the Note entitle the plaintiff, as holder, to convert into shares of the maker’s common stock.

➢	On March 28, 2017 and on April 24, 2017, the conversion notice in each case was issued, not to SND Auto Group, Inc., the maker, but to the Company, for shares of the Company’s common stock.

➢	The terms of the Note entitle the plaintiff to payment in cash or in shares of the maker (SND Auto Group, Inc.), at a discount of 65% of the lowest trading price of the preceding 30 trading days.

➢
Instead, however, the plaintiff has throughout, sought to convert into shares of the Company, at a fraction of a penny per share, or approximately 2,700,000 shares in each instance (as opposed to approximately 56,000 shares in each instance), of the Company
, based on
SND Auto Group, Inc.
’s share price, when SND Auto Group, Inc. was the public Company, and prior to the Company even being in existence, let alone being public.

➢
It is the Company’s position that the Company only became obligated for the Note (which is the obligation of the maker, SND Auto Group, Inc.), upon the unwinding of the reorganization, or as of February 7, 2018, when the Company’s stock price was considerably higher (and therefore obligated to issue far fewer shares in satisfaction of the conversion notice) than it was prior to the holding Company reorganization and the acquisition of First Capital Venture Holdings Co.

➢	The Company intends to vigorously defend against this claim. The Company is confident in its position.